6. Cash and cash equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents		R$ 8,711	R$ 7,954
Cash and banks - brazil [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents		131	249
Cash and banks - abroad [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents	[1]	3,637	3,109
Short-term investments - brazil [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents	[2]	4,784	4,471
Short-term investments - abroad [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and cash equivalents	[3]	R$ 159	R$ 125

[1]	As of December 31, 2020, refers to (i) funds from the Exito Group, of which R$100 are denominated in Argentina pesos, R$382 are denominated in Uruguayan pesos and R$3,028 in Colombian pesos (R$73 in Argentine pesos, R$254 in Uruguayan pesos and R$2,698 in Colombian pesos on December 31, 2019) (ii) including R$127 deposited in the United States of America in US Dollars (R$ 84 on December 31, 2019)
[2]	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 96.93% (89.94% on December 31, 2019) of the Brazilian Interbank Deposit Certificate ("CDI"), maturing in 90 days or less and which are subject to an insignificant change in value.
[3]	Refers to funds invested abroad, of which R$$2 are denominated in in Argentinian pesos, R$1 are denominated in Uruguayan pesos and R$146 are denominated in Colombia pesos (R$20 in Argentina, R$4 in Uruguay and R$101 in Colombia on December 31, 2019), maturing in 90 days or less and which are subject to an insignificant change in value.